Offerings	Sep. 05, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.375% Notes due 2032
Amount Registered | shares	884,800,000
Proposed Maximum Offering Price per Unit	0.99662
Maximum Aggregate Offering Price	$ 881,809,376
Fee Rate	0.01476%
Amount of Registration Fee	$ 130,155.07	[1]
Offering Note
(1)
Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended, and relates to the Registration Statement on Form
S-3
(No.
333-275853)
filed by Stryker Corporation on December 1, 2023. Based upon an exchange rate of €1 to $1.1060 on August 30, 2024, as published by the U.S. Federal Reserve Board.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.625% Notes due 2036
Amount Registered | shares	663,600,000
Proposed Maximum Offering Price per Unit	0.99008
Maximum Aggregate Offering Price	$ 657,017,088
Fee Rate	0.01476%
Amount of Registration Fee	$ 96,975.73	[1]
Offering Note
(1)
Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended, and relates to the Registration Statement on Form
S-3
(No.
333-275853)
filed by Stryker Corporation on December 1, 2023. Based upon an exchange rate of €1 to $1.1060 on August 30, 2024, as published by the U.S. Federal Reserve Board.

[1]	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended, and relates to the Registration Statement on Form S-3 (No. 333-275853) filed by Stryker Corporation on December 1, 2023. Based upon an exchange rate of €1 to $1.1060 on August 30, 2024, as published by the U.S. Federal Reserve Board.